Debt (Summary of Outstanding Borrowings) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2015
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 4,858	$ 5,736
Unamortized Debt Issuance Expense		7	8
Debt Instrument, Unamortized Discount	[1]	428	472
Amounts due within one year		1	1
Total long-term debt due after one year		4,422	5,255
Mplx Lp [Member] | Line of Credit [Member] | MPLX Revolver [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0	877
Mplx Lp [Member] | Unsecured Debt [Member] | MPLX Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		250	250
Mplx Lp [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		710	710
Mplx Lp [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		989	989
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross		1,149	1,149
Mplx Lp [Member] | Senior Notes [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		500	500
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		1,189	1,189
MarkWest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 63
Debt Instrument, Unamortized Discount		420	464
MarkWest [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		40
MarkWest [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		11
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross		1
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross		11
MarkWest [Member] | Senior Notes [Member] | MarkWest Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		63	63
Marathon Pipe Line Llc [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
MPL - capital lease obligations due 2020		$ 8	$ 9

[1]	(1)Includes $420 million and $464 million discount as of December 31, 2016 and 2015, respectively, related to the difference between the fair value and the principal amount of the assumed MarkWest debt.